OTHER TAXES PAYABLE - Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other taxes [line items]
Other tax payable non current	R$ 255,245	R$ 163,242
13 to 24 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	6,667	881
25 to 36 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	7,957	572
37 to 48 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	919	572
49 to 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	996	572
over 60 months [member]
Disclosure of other taxes [line items]
Other tax payable non current	R$ 238,706	R$ 160,645